S000062377 [Member] Expense Example - BlackRock Total Return V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	734
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 995